FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance	$ 15,821,000
Transfers to Level 1		$ 0
Change in fair value	(3,484,000)
Balance	3,730,000			$ 15,821,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance	13,805,441	10,643,808		10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)			$ 6,241,600
Change in fair value			4,402,208	3,161,633
Balance			10,643,808	13,805,441
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Initial measurement on July 7, 2020 (Initial Public Offering)			11,454,000
Transfers to Level 1			(11,046,900)
Change in fair value			(407,100)
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Public Warrants [Member] | Fair Value Inputs Level3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfers to Level 1			11,100,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Warrant Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance	$ 13,805,441	$ 10,643,808		10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)			17,695,600
Transfers to Level 1			(11,046,900)
Change in fair value			3,995,108	3,161,633
Balance			$ 10,643,808	$ 13,805,441